DERIVATIVES AND HEDGING ACTIVITES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives designate as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 75	$ 0
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income	75	0
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	21	0
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities	$ 3	$ 0